13 Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Taxes [Abstract]
Schedule of deferred income tax and social contribution
13.1	Deferred income tax and social contribution

			Business	Recognized				Recognized
	Balance as of	Recognized	combination	comprehensive	Balance as of	Recognized	Reclassi-	comprehensive	Balance as of
	January 1, 2019	in income	effect	income	December 31, 2019	in income	fication (a)	income	December 31, 2020
Noncurrent assets
Provisions for legal claims	573,177	(62,662)	6,237	-	516,752	(6,072)	-	-	510,680
Post-employment benefits	328,685	13,285	-	63,444	405,414	9,433	-	92,190	507,037
Impairment of assets	328,011	57,456	-	-	385,467	(63,827)	-	-	321,640
Research and development and energy efficiency programs	154,491	10,840	-	-	165,331	(12,833)	-	-	152,498
Expected credit losses	114,010	17,811	-	-	131,821	(2,868)	-	-	128,953
Tax losses and negative tax basis	71,140	27,102	-	-	98,242	144,493	-	-	242,735
Social security contributions - injunction on judicial deposit	67,010	4,190	-	-	71,200	3,340	-	-	74,540
Provisons by performance andprofit sharing	30,548	21,567	-	-	52,115	109,622	-	-	161,737
Amortization - concession	53,339	5,005	-	-	58,344	(11,135)	-	-	47,209
Concession contracts	23,606	(1,253)	-	-	22,353	(1,292)	-	-	21,061
Provision for energy purchases	155,570	(137,531)	-	-	18,039	-	-	-	18,039
(-) Reclassification (a)					-	(1,771)	(81,971)	-	(83,742)
Others	147,771	(4,512)	-	-	143,259	22,634	-	-	165,893
	2,047,358	(48,702)	6,237	63,444	2,068,337	189,724	(81,971)	92,190	2,268,280
(-) Noncurrent liabilities
Concession contracts	613,658	99,199	(1,026)	-	711,831	188,674	-	-	900,505
Deemed cost	415,325	(34,116)	-	-	381,209	(30,718)	-	-	350,491
Derivative financial instruments	5,030	65,915	-	-	70,945	46,737	-	-	117,682
Escrow deposits monetary variation	64,167	(3,022)	-	-	61,145	1,981	-	-	63,126
Accelerated depreciation	32,682	17,640	-	-	50,322	25,633	-	-	75,955
Transaction cost on borrowings and debentures	31,127	981	-	-	32,108	(7,539)	-	-	24,569
(-) Reclassification (a)					-	478	(3,243)	-	(2,765)
Others	35,728	6,849	-	-	42,577	(10,626)	-	-	31,951
	1,197,717	153,446	(1,026)	-	1,350,137	214,620	(3,243)	-	1,561,514
Net	849,641	(202,148)	7,263	63,444	718,200	(24,896)	(78,728)	92,190	706,766
Assets presented in the Statement of Financial Position	1,007,061				1,011,866				1,191,104
(-) Liabilities presented in the Statement of Financial Position	(157,420)				(293,666)				(484,338)
(a) Reclassification to Assets classified as held for sale (Note 40).

Schedule of realization of deferred taxes

The projected realization of the deferred taxes is shown below:

	Assets	Liabilities
2021	618,750	(108,316)
2022	223,243	(94,626)
2023	117,380	(110,243)
2024	80,174	(121,232)
2025	80,408	(92,592)
2026 to 2028	179,810	(257,513)
2029 to 2030	968,515	(776,992)
	2,268,280	(1,561,514)

Schedule of other taxes recoverable and other tax obligations
13.2	Other taxes recoverable and other tax obligations

	12.31.2020	12.31.2019
Current assets
Recoverable ICMS (VAT)	89,942	103,977
Recoverable PIS/Pasep and Cofins taxes (13.2.1)	1,474,119	98,942
Other recoverable taxes	1,262	2,141
	1,565,323	205,060
Noncurrent assets
Recoverable ICMS (VAT)	84,376	74,568
Recoverable PIS/Pasep and Cofins taxes (13.2.1)	4,421,403	213,667
Other recoverable taxes	33,719	33,776
	4,539,498	322,011
Current liabilities
ICMS (VAT) payable	201,138	179,662
PIS/Pasep and Cofins payable	179,133	125,197
IRRF on JSCP	43,950	117,807
Special Tax Regularization Program - Pert	50,565	49,310
Ordinary financing of taxes with the federal tax authorities	-	18,063
Other taxes	15,822	11,029
	490,608	501,068
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	209,145	209,747
Special Tax Regularization Program - Pert	408,738	447,897
Other taxes	4,600	4,470
	622,483	662,114

Schedule of balance sheet and statement of income

The table below shows the impacts of these records on Copel's balance sheet and statement of income:

12.31.2020
Tax credit - principal	3,620,118
Tax credit - monetary update	2,035,636
Effect on assets	5,655,754

Pis and Cofins to be refunded to consumers	(3,805,985)
Tax liabilities - Pis/Pasep and Cofins payable on financial income	(94,657)
Income tax and social contribution	(596,738)
Effect on liabilities	(4,497,380)

EFFECT ON BALANCE SHEET	1,158,374

Net operating revenue	810,563
Financial income, net of pis and cofins	944,549
Income tax and social contribution	(596,738)
EFFECT ON THE INCOME STATEMENT	1,158,374

Schedule of pis and cofins to be refunded to consumers

The amounts of Pis and Cofins of Copel DIS for the months of March to June 2020, which have not yet been paid when the action was concluded were remeasured with the effects from the court decision and reclassified to the liability account to be refunded to consumers.The table below shows, therefore, the total balance to be returned to consumers recorded in balance sheet:

Pis and Cofins to be refunded to consumers	12.31.2020
Calculated until February 2020	3,805,985
Calculated from March to June 2020	121,838
3,927,823
Current	121,838
Noncurrent	3,805,985

Schedule of reconciliation of provision for income tax (IRPJ) and social contribution (CSLL)
13.3	Reconciliation of provision for income tax (IRPJ) and social contribution (CSLL)

		Restated	Restated
	12.31.2020	12.31.2019	12.31.2018
Income before IRPJ and CSLL	5,119,537	2,846,923	1,838,037
IRPJ and CSLL (34%)	(1,740,643)	(967,954)	(624,933)
Tax effects on:
Equity in income	65,806	36,297	36,555
Interest on own capital	276,808	222,848	90,440
Dividends	243	192	497
Non deductible expenses	(17,133)	(15,274)	(26,291)
Tax incentives	28,572	17,804	13,860
Unrecognized income and social contribution tax loss carry-forwards	(39,421)	(48,892)	(5,645)
Difference between the calculation bases of deemed profit and taxable profit	121,242	72,175	(19,680)
Others	19,161	7,143	17,486
Current IRPJ and CSLL	(1,260,469)	(416,687)	(522,550)
Deferred IRPJ and CSLL	(24,896)	(258,974)	51,384
Effective rate - %	25.1%	23.7%	25.6%